Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2022
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision	The following rates were used in the calculation of the provision:

%	2022	2021	2020
South African operations
Inflation rate
– short term (Year 1)	6.55	5.11	4.50
– short term (Year 2)	5.20	4.99	4.50
– long term (Year 3 onwards)	5.50	5.25	5.00
Discount rates
– 12 months	5.50	4.90	3.90
– one to five years	8.30	7.30	5.55
– six to nine years	9.90	9.00	8.20
– ten years or more	10.90	10.30	10.95
PNG operations
Inflation rate	5.33	4.45	6.28
Discount rate	8.45	6.20	5.50

Reconciliation of the total liability for environmental rehabilitation
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	4 662	3 408
Change in estimate – Balance sheet[1]	(248)	(774)
Change in estimate – Income statement[1]	136	135
Utilisation of provision	(65)	(15)
Time value of money and inflation component of rehabilitation costs	377	296
Acquisitions[2]	—	1 856
Translation	151	(244)
Balance at end of year	5 013	4 662
[1] Changes to life-of-mine plans for certain operations in 2021 and 2022 impacted the discounting of the cash flows. Also contributing to the movement in 2021 are the changes applied to the assumptions for Mponeng and the VR and WW closure businesses following the acquisition.
[2] This relates to the acquisition of Mponeng operations and related assets.

Disclosure of Future Net Undiscounted Obligation
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2022	2021
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	7 126	6 959
Amounts invested in environmental trust funds (refer to note 17)	(5 244)	(5 064)
Total future net undiscounted obligation	1 882	1 895